Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)		$ 88,361	$ (129,386)	$ (709,561)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		68,904	62,714	70,447
Stock-based compensation expense		354,169	384,662	370,130
Amortization of right-of-use assets		48,465	47,371	57,579
Amortization and write-off of content assets		223,230	229,340	207,852
Foreign currency remeasurement losses		1,117	6,447	1,457
Change in fair value of strategic investment in convertible promissory notes		(2,940)	(1,409)	(4,348)
Change in fair value of contingent consideration		2,301	0	0
Impairment of assets		2,870	29,118	269,402
Provision for credit losses		2,439	790	1,674
Other items, net		1,493	(2,845)	(1,510)
Changes in operating assets and liabilities:
Accounts receivable		(63,464)	1,893	(56,937)
Inventories		43,629	(66,142)	14,725
Prepaid expenses and other current assets		2,249	(11,299)	15,058
Content assets and liabilities, net		(184,457)	(193,046)	(267,155)
Other non-current assets		7,990	(11,769)	(592)
Accounts payable		(122,503)	(110,678)	248,175
Accrued liabilities		87,621	38,385	57,714
Operating lease liabilities		(80,493)	(63,835)	(27,786)
Other long-term liabilities		7,724	3,695	(1,309)
Deferred revenue		(4,987)	4,039	10,841
Net cash provided by operating activities		483,718	218,045	255,856
Cash flows from investing activities:
Purchases of property and equipment		(5,280)	(5,061)	(82,619)
Purchase of business, net of cash acquired		(95,090)	0	0
Purchases of strategic investments		(7,000)	(20,000)	(10,000)
Purchases of short-term investments		(725,000)	0	0
Repayments of convertible promissory notes		50,000	0	0
Net cash used in investing activities		(782,370)	(25,061)	(92,619)
Cash flows from financing activities:
Repayments of borrowings		0	0	(80,000)
Issuance costs related to credit agreement		0	(2,227)	0
Proceeds from equity issued under incentive plans		34,734	9,380	18,757
Taxes paid related to net share settlement of equity awards		(164,850)	(96,356)	0
Repurchases of common stock		(149,982)	0	0
Net cash used in financing activities		(280,098)	(89,203)	(61,243)
Net (decrease) increase in cash, cash equivalents and restricted cash		(578,750)	103,781	101,994
Effect of exchange rate changes on cash, cash equivalents and restricted cash		5,179	(9,746)	2,654
Cash, cash equivalents and restricted cash — beginning of period		2,160,639	2,066,604	1,961,956
Cash, cash equivalents and restricted cash — end of period		1,587,068	2,160,639	2,066,604
Cash, cash equivalents and restricted cash at end of period:
Cash and cash equivalents		1,587,068	2,160,236	2,025,891
Restricted cash, current		0	403	40,713
Cash, cash equivalents and restricted cash — end of period		1,587,068	2,160,639	2,066,604
Supplemental disclosures of cash flow information:
Cash paid for interest		1,055	460	915
Income taxes paid (net of refunds)1:
Federal	[1]	1,831
State and local	[1]	5,726
Foreign	[1]	6,133
Total	[1]	13,690
Cash paid during the period for income taxes (prior to ASU 2023-09)			19,406	6,632
Supplemental disclosures of non-cash investing and financing activities:
Non-cash contingent consideration for business combination		65,815	0	0
Unpaid portion of property and equipment purchases		$ 830	$ 122	$ 429

[1]
[1] Individual jurisdictions equaling 5% or more of total income taxes paid (net of refunds) for the year ended December 31, 2025 include federal at $1.8 million, New Jersey at $1.8 million, India at $1.7 million, United Kingdom at $1.1 million, Taiwan at $0.8 million, and Illinois at $0.7 million.